Fair Value of Financial Instruments - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 848	$ 2,655
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,129	2,526
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	17	129
Transfers out of Level 2 into Level 1 of fair value hierarchy	299	17
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,637	3,119
Transfers out of Level 2 into Level 1 of fair value hierarchy	1,282	2,143
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	185	629
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 2,150	$ 833